Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of products and services [line items]
Revenue	$ 14,296,360	$ 12,867,201
Managed IT and business process services
Disclosure of products and services [line items]
Revenue	7,674,460	6,980,988
Business and strategic IT consulting and systems integration services
Disclosure of products and services [line items]
Revenue	$ 6,621,900	$ 5,886,213